Loans, allowance for loan losses and credit quality (Details 2) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015 CHF (SFr) day year	Mar. 31, 2015 CHF (SFr)	Jun. 30, 2014 CHF (SFr)	Jun. 30, 2015 CHF (SFr)	Jun. 30, 2014 CHF (SFr)	Mar. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Allowance for loan losses
Balance at beginning of period	SFr 767	SFr 758	SFr 866	SFr 758	SFr 869
Net movements recognized in statements of operations	36	31	22	67	52
Gross write-offs	(82)	(25)	(92)	(107)	(138)
Recoveries	6	9	19	15	29
Net write-offs	(76)	(16)	(73)	(92)	(109)
Provisions for interest	3	9	3	12	8
Foreign currency translation impact and other adjustments, net	(8)	(15)	3	(23)	1
Balance at end of period	722	767	821	722	821
Allowance for loan losses
Balance at end of period	722	767	821	722	821	SFr 767	SFr 758
of which individually evaluated for impairment	510				613	550
of which collectively evaluated for impairment	212				208	217
Gross loans held at amortized cost
Gross loans held at amortized cost	251,242				235,575	249,747	250,508
of which individually evaluated for impairment	1,570				1,472	1,423
of which collectively evaluated for impairment	249,672				234,103	248,324
Loans held at amortized cost
Purchases	1,472	1,107	1,000	2,579	1,434
Reclassifications from loans held-for-sale	35	123	165	158	188
Reclassifications to loans held-for-sale	167	206	334	373	410
Sales	SFr 134	80	11	214	64
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days) | day	90
Period for appraisal of Property values, Minimum (in years) | year	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	SFr 522	507	603	507	602
Net movements recognized in statements of operations	20	16	2	36	15
Gross write-offs	(25)	(4)	(64)	(29)	(84)
Recoveries	2	7	15	9	20
Net write-offs	(23)	3	(49)	(20)	(64)
Provisions for interest	2	8	3	10	7
Foreign currency translation impact and other adjustments, net	(6)	(12)	2	(18)	1
Balance at end of period	515	522	561	515	561
Allowance for loan losses
Balance at end of period	515	507	603	507	561	522	507
of which individually evaluated for impairment	348				403	352
of which collectively evaluated for impairment	167				158	170
Gross loans held at amortized cost
Gross loans held at amortized cost	107,531				97,352	107,264	107,582
of which individually evaluated for impairment	920				859	861
of which collectively evaluated for impairment	106,611				96,493	106,403
Loans held at amortized cost
Purchases	1,357	991	982	2,348	1,405
Reclassifications from loans held-for-sale	35	123	165	158	188
Reclassifications to loans held-for-sale	167	206	334	373	410
Sales	134	80	11	214	64
Consumer
Allowance for loan losses
Balance at beginning of period	245	251	263	251	267
Net movements recognized in statements of operations	16	15	20	31	37
Gross write-offs	(57)	(21)	(28)	(78)	(54)
Recoveries	4	2	4	6	9
Net write-offs	(53)	(19)	(24)	(72)	(45)
Provisions for interest	1	1	0	2	1
Foreign currency translation impact and other adjustments, net	(2)	(3)	1	(5)	0
Balance at end of period	207	245	260	207	260
Allowance for loan losses
Balance at end of period	207	251	263	251	260	245	251
of which individually evaluated for impairment	162				210	198
of which collectively evaluated for impairment	45				50	47
Gross loans held at amortized cost
Gross loans held at amortized cost	143,711				138,223	142,483	SFr 142,926
of which individually evaluated for impairment	650				613	562
of which collectively evaluated for impairment	143,061				137,610	SFr 141,921
Loans held at amortized cost
Purchases	115	116	18	231	29
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	0	0	0
Sales	SFr 0	SFr 0	SFr 0	SFr 0	SFr 0